Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income before income taxes	$ 6,696	$ 11,151	$ 19,781
Income taxes at statutory rate (34%)	(2,277)	(3,791)	(6,726)
Adjustments that affect the taxes basis:
Tax incentives	1,428	1,860	1,803
Provision related to Samarco	(361)	(404)
Gain on divestment in VODC	189
Gain on acquisition of Aliança Energia	104
Gain on divestment in PTVI	358
Equity results	103	88	84
Addition of tax loss carryforward	617	409	899
Unrecognized tax losses of the year	(127)	(115)	(197)
Reclassification of cumulative adjustments to the income statement	24		547
Effects on tax computation of foreign operations	(406)	(102)	(37)
Reversal of deferred income tax related to Renova Foundation		(1,078)
Other	(373)	87	656
Income taxes	(721)	(3,046)	(2,971)
Current tax	(2,008)	(1,375)	(2,020)
Deferred tax	$ 1,287	$ (1,671)	$ (951)